Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Cybersecurity Risk Management and Strategy

We have developed and implemented a cybersecurity risk management program intended to protect the confidentiality, integrity, and availability of our critical systems and information.

Our program’s design is based on the NIST (National Institute of Standards and Technology framework). This does not imply that we meet any particular technical standards, specifications, or requirements, but only that we use the NIST cyber security framework (CSF) as a guide to help us identify, assess, and manage cybersecurity risks relevant to our business, and in its design was aided by external advisors experts in the field.

Our cybersecurity risk management program shares common methodologies, reporting channels and governance processes that apply across the enterprise to other legal, compliance, strategic, operational, and financial risk areas.

Our cybersecurity risk management program includes:

•	risk assessments designed to help identify material cybersecurity risks to our critical systems, information, products, services, and our broader enterprise IT environment;

•	a security team principally responsible for managing our cybersecurity risk assessment processes, our security controls, and our response to cybersecurity incidents;

•	the use of external service providers, where appropriate, to assess, test or otherwise assist with aspects of our security controls;

•	cybersecurity awareness training of our employees, incident response personnel, and senior management;

•	a cybersecurity incident response plan that includes procedures for responding to cybersecurity incidents; and

•	a third-party risk management process for service providers, suppliers, and vendors.

We have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents that have materially affected or are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have developed and implemented a cybersecurity risk management program intended to protect the confidentiality, integrity, and availability of our critical systems and information.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	We have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents that have materially affected or are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition.
Cybersecurity Risk Board of Directors Oversight [Text Block]
Cybersecurity Governance

Our board of directors considers cybersecurity risk as part of its risk oversight function and has delegated to the Audit Committee oversight of cybersecurity and other information technology risks, among other, via the internal audit plan. The audit committee oversees management’s activities to address the cybersecurity risk.

The board of directors and our audit committee receive reports from management and internal auditor on our cybersecurity risks. In addition, management updates the audit committee, as necessary, regarding any material cybersecurity incidents, as well as any incidents with lesser impact potential. In addition, they periodically receive briefings from management on our cyber security activities and incidents.

Our Cybersecurity Steering Committee, including our CEO, CFO, CIO, Information security manager and Director of IT Infrastructure, is convening on a quarterly basis and is responsible for assessing and managing our material risks from cybersecurity threats. The team has primary responsibility for our overall cybersecurity risk management program and supervises both our internal cybersecurity personnel and our retained external cybersecurity consultants. Our cybersecurity management team’s skills and experience cover the areas of management, finance, investor relations, legal, Information Systems and Infrastructure and cyber security.

Our cybersecurity management team supervises efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in the IT environment.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors considers cybersecurity risk as part of its risk oversight function and has delegated to the Audit Committee oversight of cybersecurity and other information technology risks, among other, via the internal audit plan. The audit committee oversees management’s activities to address the cybersecurity risk.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The board of directors and our audit committee receive reports from management and internal auditor on our cybersecurity risks. In addition, management updates the audit committee, as necessary, regarding any material cybersecurity incidents, as well as any incidents with lesser impact potential. In addition, they periodically receive briefings from management on our cyber security activities and incidents.
Cybersecurity Risk Role of Management [Text Block]
The board of directors and our audit committee receive reports from management and internal auditor on our cybersecurity risks. In addition, management updates the audit committee, as necessary, regarding any material cybersecurity incidents, as well as any incidents with lesser impact potential. In addition, they periodically receive briefings from management on our cyber security activities and incidents.

Our Cybersecurity Steering Committee, including our CEO, CFO, CIO, Information security manager and Director of IT Infrastructure, is convening on a quarterly basis and is responsible for assessing and managing our material risks from cybersecurity threats. The team has primary responsibility for our overall cybersecurity risk management program and supervises both our internal cybersecurity personnel and our retained external cybersecurity consultants. Our cybersecurity management team’s skills and experience cover the areas of management, finance, investor relations, legal, Information Systems and Infrastructure and cyber security.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our Cybersecurity Steering Committee, including our CEO, CFO, CIO, Information security manager and Director of IT Infrastructure, is convening on a quarterly basis and is responsible for assessing and managing our material risks from cybersecurity threats. The team has primary responsibility for our overall cybersecurity risk management program and supervises both our internal cybersecurity personnel and our retained external cybersecurity consultants.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our cybersecurity management team’s skills and experience cover the areas of management, finance, investor relations, legal, Information Systems and Infrastructure and cyber security.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our cybersecurity management team supervises efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in the IT environment.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true